UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22608

                    Virtus Global Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

101 Munson Street

                           Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

William Renahan, Esq

Vice President, Chief Legal Officer and Secretary for Registrant

One Financial Plaza

                           Hartford, CT 06103

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 270-7788

Date of fiscal year end: November 30

Date of reporting period: May 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports	to Stockholders.

The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT

May 31, 2019
Virtus Global Multi-Sector Income Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-270-7788 or, with respect to requesting electronic delivery, by visiting www.virtus.com. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

FUND DISTRIBUTIONS AND MANAGED DISTRIBUTION PLAN
The Board of Trustees (the “Board,” or the “Trustees”) of Virtus Global Multi-Sector Income Fund (the “Fund”) adopted a Managed Distribution Plan (the “Plan”) which currently provides for the Fund to make a monthly distribution rate of $0.126 per share. Under the terms of the Plan, the Fund seeks to maintain a consistent distribution level that may be paid in part or in full from net investment income, realized capital gains, and a return of capital, or a combination thereof.
If the Fund estimates that it has distributed more than its income and capital gains in a particular period, a portion of your distribution may be a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
To the extent that the Fund uses capital gains and/or return of capital to supplement its investment income, you should not draw any conclusions about the Fund’s investment performance from the amount of the Fund’s distributions or from the terms of the Fund’s Managed Distribution Plan.
The amounts and sources of distributions reported in Section 19(a) notices of the Investment Company Act of 1940 are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell you how to report distributions for federal income tax purposes.
The Board may amend, suspend or terminate the Managed Distribution Plan at any time, without prior notice to shareholders, if it deems such action to be in the best interest of the Fund and its shareholders.
Information on the Fund is available through the closed-end fund section on the web at
www.Virtus.com. Section 19(a) notices are posted on the website at:
https://www.virtus.com/our-products/closed-end-fund-details/VGI.

MESSAGE TO SHAREHOLDERS
Dear Virtus Global Multi-Sector Income Fund Shareholder:
Enclosed is the semiannual report for the Virtus Global Multi-Sector Income Fund (VGI), which discusses performance for the six-month period ended May 31, 2019.
This report contains commentary from the portfolio management team at Newfleet Asset Management on how the fixed income markets and the fund’s multi-sector fixed income strategy performed during the period. The report also includes commentary from the portfolio management team at Rampart Investment Management on the performance of the options overlay strategy.
For the six months ended May 31, 2019, the fund’s net asset value (NAV) increased 6.38%, including $0.756 in reinvested distributions, and its market price increased 11.71%. For the same period, the fund’s benchmark, the Bloomberg Barclays Global Aggregate Bond Index, increased 5.37%, including reinvested dividends. The fund’s NAV return during the period included a (1.95)% impact from the options overlay strategy, gross of fees.
It should be noted that the steep stock market drop in December 2018 was a drag on the fund’s performance during the period. However, on a calendar year basis, for the period January 1 through June 30, 2019, the fund’s NAV increased 12.14%, while the benchmark index returned 5.57%, both including reinvested distributions, and the fund’s market value increased 21.49%.
This report also includes the results of the fund’s annual shareholder meeting held on May 21, 2019. In addition, as announced on July 3, 2019, the Fund will hold a special meeting of shareholders on November 1, 2019 to vote on a proposal to elect new trustees. Additional information on this proposal is contained in the “subsequent events” section of this report, as well as in the press release located on the fund’s webpage at virtus.com. Proxy materials relating to the special meeting will be mailed to shareholders later this summer. Your vote is important and I hope you will carefully review the additional information herein. The members of the Board support the election of these trustees.
On behalf of Virtus Investment Partners and our affiliated portfolio managers, I thank our shareholders for entrusting your assets to us. Should you have any questions or require support, the Virtus customer service team is ready to assist at 1-866-270-7788 or through the closed-end fund section of our website, www.virtus.com.
Sincerely,
George R. Aylward
President, Chief Executive Officer, and Trustee
Virtus Global Multi-Sector Income Fund
July 2019

Performance data quoted represents past results. Past performance is no guarantee of future results and current performance may be higher or lower than performance shown above. Any market index referenced herein is unmanaged; its returns do not reflect any fees, expenses, or sales charges; and is not available for direct investment.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)
May 31, 2019
About the Fund:
Virtus Global Multi-Sector Income Fund’s (NYSE: VGI) (the “Fund”) investment objective is to maximize current income while preserving capital. The Fund seeks to achieve its investment objective by applying an approach, and extensive credit research, to capitalize on opportunities across undervalued areas of the global bond market. There is no guarantee that the Fund will achieve its investment objective.
The use of leverage currently enables the Fund to borrow at short-term rates and invest at higher yields on its investments. As of May 31, 2019, the Fund’s leverage consisted of $57 million of borrowings made pursuant to a line of credit, which represented approximately 27% of the Fund’s total assets.
Manager Comments – Newfleet Asset Management LLC (Newfleet)
Newfleet’s multi-sector fixed income strategies team manages the Fund, leveraging the knowledge and skills of investment professionals with expertise in every sector of the bond market, including evolving, specialized, and out-of-favor sectors. The team employs active sector rotation and disciplined risk management for portfolio construction, avoiding interest rate bets and remaining duration neutral. The following commentary is provided by the respective portfolio teams at Newfleet and covers the Fund’s fixed income portfolio for the fiscal six months ended May 31, 2019.
How did the markets perform during the fiscal six months ended May 31, 2019?
The six-month period presented multiple challenges, including several bouts of elevated volatility. The final quarter of 2018 witnessed a meaningful mispricing of asset classes that tend to demonstrate price volatility. This was especially pronounced in December. Fixed income investors, like all market participants, continued to wrestle with volatility brought on by geopolitical developments, trade rhetoric, mixed global economic signals, and central banks’ attempts to normalize monetary policy via policy rate increases and balance sheet adjustments. U.S. economic data stayed on a positive trend, which contrasted with other global economies. U.S. Treasuries performed well during the period, while the performance of spread sectors was mixed. Sectors within the securitized products universe generally outperformed, while the corporate and emerging markets sectors lagged. Within most spread sectors, assets with short and intermediate duration and those with higher credit ratings outperformed on a total return basis. The high yield sector was the largest underperformer during the six months.
The year 2019 began in stark contrast to how 2018 ended. While many of the same concerns loomed, major global central banks, including the Federal Reserve (the Fed) and the European Central Bank (ECB), reacted to slowing economic activity and tame inflation by pivoting their tone and policy in a more dovish direction. This significant development, combined with improved valuations, led to a return to favor of risk assets. Most spread sectors outperformed during the period, led by corporate high yield, emerging markets, and investment grade corporates. Within spread sectors, the asset classes that were hardest hit in late 2018 outperformed during the first five months of 2019. Given the change in U.S. interest rates, longer duration within most asset classes outperformed on a total return basis. Securitized sectors such as asset-backed securities and residential mortgage-backed securities, while still positive, lagged other sectors.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 8.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
May 31, 2019
The Fed raised its target rate 0.25% at its December 2018 meeting to a range of 2.25% to 2.50%. The Federal Open Markets Committee, indicating a dovish shift early in 2019, signaled that rates are likely on hold for the balance of 2019. The Fed also announced changes to the management of its balance sheet. Since early 2019, the odds of a potential rate cut appear to have increased due to indications that the U.S. economy is slowing.
The Treasury yield curve continued to twist and shift broadly lower during the six months ended May 31, 2019. The volatility in U.S. interest rates resulted in parts of the yield curve inverting during the period.
What factors affected the Fund’s performance during the six-month period?
For the fiscal six months ended May 31, 2019, the Fund returned 8.89% (gross of fees), while the Bloomberg Barclays Global Aggregate Bond Index, which serves as the Fund’s benchmark, returned 5.37%.
During the period, the Fund’s underweights to agency mortgage-backed securities and U.S. Treasuries, as well as an overweight to spread sectors, positively impacted performance.
Other positive contributors included the Fund’s allocations to emerging markets and investment grade corporates. Issue selection within the yankee high quality and investment grade corporate sectors was also beneficial.
The Fund’s exposures to high yield loans and asset-backed securities were detractors during the six-month period.
Manager Comments – Rampart Investment Management Company, LLC (Rampart)
How did the options overlay strategy perform for the Fund during the fiscal six months ended May 31, 2019?
Overall, the overlay returned -1.95% (excluding fees) for the six months. While the majority of trades during the period were profitable, a handful of relatively steep losses overwhelmed the gains. December 2018 was a particularly difficult period for the overlay strategy. U.S. stock performance during the month was extremely volatile, echoing some of the highly dislocated trading seen earlier in 2018. A few observations during the month stand out:
•	The realized volatility of the S&P 500® Index was over 29% during December, a level not seen since markets reacted to the downgrade of U.S. debt in 2011.
•	The average level of the Chicago Board Options Exchange Volatility Index® (CBOE VIX®) during the month was also the highest since 2011.
•	The S&P 500® Index rallied 5% on December 26, 2018 – its largest upward move since March 2009.
•	The range between the high and low levels of the S&P 500® Index in December exceeded the range for all of 2017.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 8.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
May 31, 2019
The early weeks of December 2018 were the most troublesome for the overlay strategy, as they represented the most severe departure from the more normal trading that was seen leading into the month. In particular, the first two trades of December accounted for the majority of the overlay’s losses during the six-month period. The portfolio management team was able to adjust, helping to lessen the impact of further market volatility. Trades during the latter part of the month were structured with slightly lower income targets than usual, in exchange for wider spreads between short option strike prices. At times, this spread exceeded 20%, which is a generous range for the S&P 500® Index to trade over a two-week period, even during highly volatile times.
In addition, the team was able to navigate some trading opportunities that helped avoid losses. For example, on December 21st, the team made the call to close out certain short positions early in the day. While this cost a handful of basis points, the team felt it was prudent to remove risk from the portfolio, given the highly dynamic environment. As the day progressed, the market proceeded to fall precipitously, which would have produced a larger loss if the positions were left in place.
The rally that began so emphatically on December 26 continued into the new year. With it arrived a more controlled trading environment, with fewer gap moves and wild price swings, although there were a handful of large moves along the way. While a risk flare in mid-May proved troubling, the majority of the first five months of 2019 proved to be more accommodative to the option overlay, and to volatility strategies in general.
The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.
There can be no assurance that the Fund will achieve its investment objective.
The Fund’s portfolio holdings are subject to change and may not be representative of the portfolio managers’ current or future investments. The mention of individual securities held by the Fund is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional.
Risk Considerations
Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Options Overlay: The options overlay strategy may not be successful in achieving its objective of increasing distributable income while limiting the risk of loss and, in periods of significant moves in the S&P 500® Index, has resulted and, in the future, may result in losses for investors.
Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 8.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
May 31, 2019
High Yield-High Risk Fixed Income Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.
ABS/MBS: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the repayment of underlying collateral.
Leveraged Loans: Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or trade infrequently on the secondary market. Loans can carry significant credit and call risk, can be difficult to value and have longer settlement times than other investments, which can make loans relatively illiquid at times.
Leverage: When a fund leverages its portfolio, the value of its shares may be more volatile and all other risks may be compounded.
Market Price/NAV: At the time of purchase and/or sale, an investor’s shares may have a market price that is above or below the Fund’s NAV, which may increase the investor’s risk of loss.
Fundamental Risk of Investing: There can be no assurance that the Fund will achieve its investment objectives. An investment in the shares of the Fund is subject to loss of principal; shares may decrease in value.
Call/Put Spreads: Buying and selling call and put option spreads on the SPX Index risks the loss of the premium when buying, can limit upside participation, and increase downside losses.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 8.

OUR PRIVACY COMMITMENT
Virtus Global Multi-Sector Income Fund recognizes that protecting the privacy and security of the confidential personal information we collect about you is an important responsibility. The following information will help you understand our privacy policy and how we will handle and maintain confidential personal information as we fulfill our obligations to protect your privacy. “Personal information” refers to the nonpublic financial information obtained by us in connection with providing you a financial product or service.
Information We Collect
We collect personal information to help us serve your financial needs, offer new products or services, provide customer service and fulfill legal and regulatory requirements. The type of information that we collect varies according to the products or services involved, and may include:
•  Information we receive from you on applications and related forms (such as name, address, social security number, assets and income); and
•  Information about your transactions and relationships with us, our affiliates, or others (such as products or services purchased, account balances and payment history).
Information Disclosed in Administering Products and Services
We will not disclose personal information about current or former customers to non-affiliated third parties except as permitted or required by law. We do not sell any personal information about you to any third party. In the normal course of business, personal information may be shared with persons or entities involved in servicing and administering products and services on our behalf, including your broker, financial advisor or financial planner and other service providers and affiliates assisting us.
Procedures to Protect Confidentiality and Security of Your Personal Information
We have procedures in place that limit access to personal information to those employees and service providers who need to know such information in order to perform business services on our behalf. We educate our employees on the importance of protecting the privacy and security of confidential personal information. We also maintain physical, electronic and procedural safeguards that comply with federal and state regulations to guard your personal information.
We will update our policy and procedures where necessary to ensure that your privacy is maintained and that we conduct our business in a way that fulfills our commitment to you. If we make any material changes in our privacy policy, we will make that information available to customers through our website and/or other communications.

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
May 31, 2019
The following tables present the portfolio holdings within certain sectors or countries as a percentage of total investments net of written options at May 31, 2019.
Asset Allocations
Corporate Bonds and Notes		52%
Financials	14%
Energy	12
Materials	6
All other Corporate Bonds and Notes	20
Mortgage-Backed Securities		13
Foreign Government Securities		13
Leveraged Loans		10
Asset-Backed Securities		8
Preferred Stocks		2
Other (includes short-term investments and written options)		2
Total		100%
Country Weightings
United States	55%
Mexico	5
Netherlands	5
Canada	4
Indonesia	2
Chile	2
Colombia	2
Other	25
Total	100%

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
KEY INVESTMENT TERMS (Unaudited)
May 31, 2019
Basis Points
Basis points, otherwise known as bps or “bips,” are a unit of measure used in finance to describe the percentage change in the value or rate of a financial instrument. One basis point is equivalent to 0.01% (1/100th of a percent) or 0.0001 in decimal form.
Bloomberg Barclays Global Aggregate Bond Index
The Bloomberg Barclays Global Aggregate Bond Index is a market-weighted index of global government, government-related agencies, corporate and securitized fixed income investments. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Chicago Board Options Exchange Volatility Index® (“CBOE VIX®”)
The CBOE VIX® shows the market’s expectation of 30-day volatility. It is constructed using the implied volatilities of a wide range of S&P 500® Index options. This volatility is meant to be forward looking and is calculated from both calls and puts. The CBOE VIX® is a widely used measure of market risk and is often referred to as the “investor fear gauge.” The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
European Central Bank (“ECB”)
The European Central Bank (ECB) is responsible for conducting monetary policy for the Euro zone. The ECB was established as the core of the Eurosystem and the European System of Central Banks (ESCB). The ESCB comprises the ECB and the National Central Banks (NCBs) of all 17 EU Member States whether or not they have adopted the Euro.
Exchange-Traded Funds (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The Central Bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 Branches, and all national and state banks that are part of the system.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
Quantitative Easing (QE)
A government monetary policy occasionally used to increase the money supply by buying government securities or other securities from the market. Quantitative easing increases the money supply by flooding financial institutions with capital in an effort to promote increased lending and liquidity.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
KEY INVESTMENT TERMS (Unaudited) (Continued) May 31, 2019
Securitized Products
Securitized products represent a complicated sector of the fixed-income market. These products are pools of financial assets that are brought together to make a new security, which is then divided and sold to investors.
Yield Curve
A yield curve is a line that plots the interest rates, at a set point in time, of bonds having equal credit quality but differing maturity dates.

Virtus Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2019
($ reported in thousands)
	Par Value	Value
U.S. Government Security—1.1%
U.S. Treasury Bond 3.000%, 8/15/48	$ 1,500	$ 1,630
Total U.S. Government Security (Identified Cost $1,508)		1,630

Municipal Bonds—1.1%
California—0.6%
State of California, Build America Bond Taxable 7.500%, 4/1/34	570	850
Illinois—0.5%
State of Illinois, Build America Bond Taxable 6.900%, 3/1/35	700	822
Total Municipal Bonds (Identified Cost $1,474)		1,672

Foreign Government Securities—17.6%
Argentine Republic
6.875%, 4/22/21	450	372
6.875%, 1/26/27	1,110	798
Series NY 8.280%, 12/31/33	512	385
Bermuda RegS 4.854%, 2/6/24(1)	346	370
Bolivarian Republic of Venezuela RegS 7.650%, 4/21/25(1)(2)	1,380	386
Dominican Republic
144A 6.875%, 1/29/26(3)	155	172
144A 5.950%, 1/25/27(3)	290	305
144A 6.000%, 7/19/28(3)	800	842
144A 6.850%, 1/27/45(3)	800	841
Islamic Republic of Pakistan 144A 6.875%, 12/5/27(3)	345	334
Kingdom of Jordan 144A 5.750%, 1/31/27(3)	1,085	1,059
	Par Value	Value

Kingdom of Morocco 144A 5.500%, 12/11/42(3)	$ 800	$ 870
Kingdom of Saudi Arabia 144A 4.375%, 4/16/29(3)	860	907
Provincia de Buenos Aires
144A 9.125%, 3/16/24(3)	405	305
144A 7.875%, 6/15/27(3)	1,165	811
Republic of Armenia 144A 7.150%, 3/26/25(3)	700	789
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(3)	915	861
Republic of Egypt
144A 7.500%, 1/31/27(3)	620	630
144A 7.600%, 3/1/29(3)	655	654
Republic of Ghana 144A 7.625%, 5/16/29(3)	520	499
Republic of Indonesia
FR63 5.625%, 5/15/23	7,482,000 IDR	493
FR77 8.125%, 5/15/24	7,135,000 IDR	513
Republic of Kenya 144A 8.000%, 5/22/32(3)	225	220
Republic of Nigeria 144A 7.875%, 2/16/32(3)	1,185	1,166
Republic of South Africa
5.875%, 9/16/25	200	212
4.300%, 10/12/28	325	306
5.650%, 9/27/47	955	916
Republic of Turkey
6.250%, 9/26/22	780	757
7.375%, 2/5/25	420	412
4.875%, 10/9/26	1,630	1,387
4.875%, 4/16/43	935	685
Republic of Uruguay 5.100%, 6/18/50	500	537
Russian Federation 144A 5.625%, 4/4/42(3)	1,200	1,337
See Notes to Financial Statements.

Virtus Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019
($ reported in thousands)
	Par Value	Value

Sultanate of Oman
144A 5.375%, 3/8/27(3)	$ 1,240	$ 1,128
144A 5.625%, 1/17/28(3)	760	692
Ukraine
144A 7.750%, 9/1/23(3)	785	766
144A 7.750%, 9/1/26(3)	1,125	1,058
United Mexican States
4.150%, 3/28/27	520	530
4.500%, 4/22/29	635	660
Series M, 6.500%, 6/9/22	9,038 MXN	444
Total Foreign Government Securities (Identified Cost $28,956)		26,409

Mortgage-Backed Securities—18.1%
Agency—1.6%
Federal National Mortgage Association
Pool #MA2471, 3.500%, 12/1/45	899	921
Pool #MA2959, 3.500%, 4/1/47	1,451	1,484
		2,405

Non-Agency—16.5%
American Homes 4 Rent Trust 2014-SFR2, C 144A 4.705%, 10/17/36(3)	770	816
Angel Oak Mortgage Trust I LLC
2018-2, A1 144A 3.674%, 7/27/48(3)(4)	564	572
2019-1, A1 144A 3.920%, 11/25/48(3)(4)	714	727
Angel Oak Mortgage Trust LLC 2019-3, A1 144A 2.930%, 5/25/59(3)(4)	620	620
	Par Value	Value

Non-Agency—continued
Arroyo Mortgage Trust 2019-1, A1 144A 3.805%, 1/25/49(3)(4)	$ 398	$ 406
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(3)	540	564
2017-SPL5, B1 144A 4.000%, 6/28/57(3)(4)	130	135
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(3)(4)	385	401
Bunker Hill Loan Depositary Trust 2019-1, A1 144A 3.613%, 10/26/48(3)(4)	402	410
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(3)	425	442
CIT Home Equity Loan Trust 2003-1, A5 5.480%, 7/20/34(4)	483	487
Citigroup Commercial Mortgage Trust 2019-SST2, A (1 month LIBOR + 0.920%) 144A 3.360%, 12/15/36(3)(4)	585	585
Citigroup Mortgage Loan Trust 2019-RP1, A1 144A 3.500%, 1/25/66(3)(4)	304	312
COLT Mortgage Loan Trust Funding LLC 2019-1, A1 144A 3.705%, 3/25/49(3)(4)	430	436
CoreVest American Finance Trust 2018-2, A 144A 4.026%, 11/15/52(3)	294	305
Ellington Financial Mortgage Trust 2018-1, A1FX 144A 4.140%, 10/25/58(3)(4)	274	278

See Notes to Financial Statements.

Virtus Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
GAHR Commercial Mortgage Trust 2015-NRF, CFX 144A 3.382%, 12/15/34(3)(4)	$ 525	$ 523
Galton Funding Mortgage Trust 2018-2, A41 144A 4.500%, 10/25/58(3)(4)	261	267
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(4)	268	278
Homeward Opportunities Fund I Trust
2018-2, A1 144A 3.985%, 11/25/58(3)(4)	190	193
2019-1, A1 144A 3.454%, 1/25/59(3)(4)	404	408
JPMorgan Chase Mortgage Trust
2014-5, B2 144A 2.984%, 10/25/29(3)(4)	213	209
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	240	248
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	230	237
2018-8, A3 144A 4.000%, 1/25/49(3)(4)	314	321
Lending Home Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(3)(4)	620	627
MetLife Securitization Trust 2019-1A, A1A 144A 3.750%, 4/25/58(3)(4)	514	531
Mill City Mortgage Loan Trust 2018-4, A1B 144A 3.500%, 4/25/66(3)(4)	1,340	1,352
New Residential Mortgage Loan Trust
2016-4A, B1A 144A 4.500%, 11/25/56(3)(4)	517	548
2018-1A, A1A 144A 4.000%, 12/25/57(3)(4)	767	791
OBX Trust 2019-INV1, A3 144A 4.500%, 11/25/48(3)(4)	560	576
	Par Value	Value

Non-Agency—continued
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(3)	$ 520	$ 539
Preston Ridge Partners Mortgage LLC
2019-1A, A1 144A 4.500%, 1/25/24(3)(4)	935	950
2019-2A, A1 144A 3.967%, 4/25/24(3)(4)	720	729
Pretium Mortgage Credit Partners I LLC 2019-NPL1, A1 144A 4.213%, 7/25/60(3)(4)	488	494
Progress Residential Trust 2018-SFR2, B 144A 3.841%, 8/17/35(3)	530	543
RCO V Mortgage LLC 2019-1, A1 144A 3.721%, 5/24/24(3)(4)(5)	205	205
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 2/25/49(3)(4)	505	511
Towd Point Mortgage Trust
2015-6, M1 144A 3.750%, 4/25/55(3)(4)	275	284
2017-1, M1 144A 3.750%, 10/25/56(3)(4)	265	270
2017-6, A2 144A 3.000%, 10/25/57(3)(4)	260	255
2018-4, A1 144A 3.000%, 6/25/58(3)(4)	745	744
2018-SJ1, A1 144A 4.000%, 10/25/58(3)(4)	273	275
2015-2, 1M1 144A 3.250%, 11/25/60(3)(4)	615	621
Vericrest Opportunity Loan Trust 2019-NPL2, A1 144A 3.967%, 2/25/49(3)(4)	429	431
Vericrest Opportunity Loan Trust LXXI LLC 2018-NPL7, A1A 144A 3.967%, 9/25/48(3)(4)	218	219

See Notes to Financial Statements.

Virtus Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Vericrest Opportunity Loan Trust LXXV LLC 2019-NPL1, A1A 144A 4.336%, 1/25/49(3)(4)	$ 376	$ 380
Verus Securitization Trust
2018-2, A1 144A 3.677%, 6/1/58(3)(4)	333	337
2018-3, A1 144A 4.108%, 10/25/58(3)(4)	442	451
2019-1, A1 144A 3.836%, 2/25/59(3)(4)	730	741
2019-INV1, A1 144A 3.402%, 12/25/59(3)(4)	510	517
Wells Fargo Commercial Mortgage Trust 2015-LC20, B 3.719%, 4/15/50	690	709
		24,810

Total Mortgage-Backed Securities (Identified Cost $26,785)		27,215

Asset-Backed Securities—10.9%
Automobiles—6.7%
ACC Trust
2018-1, B 144A 4.820%, 5/20/21(3)	470	473
2019-1, B 144A 4.470%, 10/20/22(3)	515	526
CarNow Auto Receivables Trust 2016-1A, D 144A 7.340%, 11/15/21(3)	640	641
First Investors Auto Owner Trust 2019-1A, C 144A 3.260%, 3/17/25(3)	625	633
Flagship Credit Auto Trust
2016-3, D 144A 3.890%, 11/15/22(3)	785	796
2019-1, C 144A 3.600%, 2/18/25(3)	415	426
	Par Value	Value

Automobiles—continued
GLS Auto Receivables Trust
2017-1A, C 144A 3.500%, 7/15/22(3)	$ 790	$ 791
2018-1A, B 144A 3.520%, 8/15/23(3)	760	766
2018-3A, C 144A 4.180%, 7/15/24(3)	845	870
Hertz Vehicle Financing II LP 2016-4A, A 144A 2.650%, 7/25/22(3)	790	788
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(3)	520	533
Skopos Auto Receivables Trust 2018-1A, B 144A 3.930%, 5/16/22(3)	790	791
Tricolor Auto Securitization Trust 2018-2A, B 144A 4.760%, 2/15/22(3)	506	515
United Auto Credit Securitization Trust 2019-1, E 144A 4.290%, 8/12/24(3)	520	524
Veros Automobile Receivables Trust 2018-1, B 144A 4.050%, 2/15/24(3)	535	542
Westlake Automobile Receivables Trust 2018-2A, D 144A 4.000%, 1/16/24(3)	381	389
		10,004

Other—4.2%
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(3)	491	493
Arbys Funding LLC 2015-1A, A2 144A 4.969%, 10/30/45(3)	661	684

See Notes to Financial Statements.

Virtus Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019
($ reported in thousands)
	Par Value	Value

Other—continued
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(3)	$ 650	$ 666
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(3)	291	295
Drug Royalty III LP 1 2016-1A, A 144A 3.979%, 4/15/27(3)	246	247
Genesis Sales Finance Master Trust 2019-AA, A 144A 4.680%, 8/20/23(3)	310	316
HOA Funding LLC 2014-1A, A2 144A 4.846%, 8/20/44(3)	179	179
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(3)	605	610
Regional Management Issuance Trust 2018-2, A 144A 4.560%, 1/18/28(3)	525	536
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(3)	232	226
Trinity Rail Leasing 2019 LLC 2019-1A, A 144A 3.820%, 4/17/49(3)	520	529
Upstart Securitization Trust
2018-1, B 144A 3.887%, 8/20/25(3)	357	357
2019-1, B 144A 4.190%, 4/20/26(3)	620	626
Wendy’s Funding LLC 2018-1A, A2I 144A 3.573%, 3/15/48(3)	519	522
		6,286

Total Asset-Backed Securities (Identified Cost $16,092)		16,290
	Par Value	Value

Corporate Bonds and Notes—71.3%
Communication Services—4.8%
America Movil SAB de C.V. 6.450%, 12/5/22	$ 80MXN	$ 375
Axtel SAB de C.V. 144A 6.375%, 11/14/24(3)	600	600
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(3)	470	403
Clear Channel Worldwide Holdings, Inc. 144A 9.250%, 2/15/24(3)	425	455
Consolidated Communications, Inc. 6.500%, 10/1/22	545	497
Digicel Group One Ltd. 144A 8.250%, 12/30/22(3)	267	167
DISH DBS Corp.
5.875%, 7/15/22	260	256
7.750%, 7/1/26	330	302
Entercom Media Corp. 144A 6.500%, 5/1/27(3)	20	20
Frontier Communications Corp.
8.500%, 4/15/20	195	189
7.625%, 4/15/24	285	165
11.000%, 9/15/25	305	192
144A 8.500%, 4/1/26(3)	175	168
Grupo Televisa SAB
4.625%, 1/30/26	525	542
7.250%, 5/14/43	8,000 MXN	276
iHeart Communication Escrow 0.000%, 5/1/23(6)	255	—
iHeartCommunications, Inc.
6.375%, 5/1/26	15	16
8.375%, 5/1/27	28	29
McGraw-Hill Global Education Holdings LLC Senior Unsecured Notes 144A 7.875%, 5/15/24(3)	425	385

See Notes to Financial Statements.

Virtus Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019
($ reported in thousands)
	Par Value	Value

Communication Services—continued
Meredith Corp. 6.875%, 2/1/26	$ 315	$ 324
Sprint Spectrum Co. LLC 144A 5.152%, 3/20/28(3)	485	497
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(3)	400	394
Tencent Holdings Ltd. 144A 3.975%, 4/11/29(3)	935	944
		7,196

Consumer Discretionary—4.2%
Beazer Homes USA, Inc.
6.750%, 3/15/25	195	181
5.875%, 10/15/27	375	307
Boyd Gaming Corp. 6.000%, 8/15/26	135	136
Bunge Ltd. Finance Corp. 4.350%, 3/15/24	575	591
Dollar Tree, Inc. 4.000%, 5/15/25	337	347
Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(3)	140	147
Eldorado Resorts, Inc. 6.000%, 9/15/26	180	185
Frontdoor, Inc. 144A 6.750%, 8/15/26(3)	415	436
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	495	513
GLP Capital LP 5.250%, 6/1/25	410	433
Lear Corp. 3.800%, 9/15/27	600	576
	Par Value	Value

Consumer Discretionary—continued
M/I Homes, Inc. 5.625%, 8/1/25	$ 450	$ 440
Melco Resorts Finance Ltd. 144A 5.250%, 4/26/26(3)	200	199
Neiman Marcus Group Ltd. 144A 8.000%, 10/15/21(3)	360	184
Panther BF Aggregator 2 LP
144A 6.250%, 5/15/26(3)	35	36
144A 8.500%, 5/15/27(3)	355	353
Scientific Games International, Inc. 144A 8.250%, 3/15/26(3)	135	136
Vista Outdoor, Inc. 5.875%, 10/1/23	530	499
William Lyon Homes, Inc. 6.000%, 9/1/23	610	604
		6,303

Consumer Staples—2.4%
Albertson’s Cos., LLC 144A 7.500%, 3/15/26(3)	95	99
Altria Group, Inc.
4.400%, 2/14/26	103	107
4.800%, 2/14/29	787	822
Anheuser-Busch Inbev Worldwide, Inc.
4.000%, 4/13/28	415	433
4.750%, 1/23/29	111	121
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(3)	390	337
MARB BondCo plc 144A 6.875%, 1/19/25(3)	260	264
NBM US Holdings, Inc. 144A 7.000%, 5/14/26(3)	575	594

See Notes to Financial Statements.

Virtus Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019
($ reported in thousands)
	Par Value	Value

Consumer Staples—continued
Sigma Finance Netherlands BV 144A 4.875%, 3/27/28(3)	$ 880	$ 890
		3,667

Energy—16.6%
Afren plc
144A 10.250%, 4/8/19(2)(3)(5)	635	1
144A 6.625%, 12/9/20(2)(3)(5)	732	— (7)
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	490	503
Anadarko Petroleum Corp. 6.600%, 3/15/46	390	501
Callon Petroleum Co. 6.125%, 10/1/24	218	215
Cheniere Energy Partners LP 144A 5.625%, 10/1/26(3)	200	203
Citgo Holding, Inc. 144A 10.750%, 2/15/20(3)	295	303
CrownRock LP 144A 5.625%, 10/15/25(3)	530	507
Denbury Resources, Inc.
144A 9.250%, 3/31/22(3)	224	216
144A 7.500%, 2/15/24(3)	225	195
Encana Corp. 8.125%, 9/15/30	280	369
EP Energy LLC
144A 9.375%, 5/1/24(3)	115	36
144A 8.000%, 11/29/24(3)	200	124
144A 7.750%, 5/15/26(3)	125	106
Fermaca Enterprises S de RL de CV 144A 6.375%, 3/30/38(3)(8)	1,245	1,269
Gazprom OAO Via Gaz Capital S.A. RegS 7.288%, 8/16/37(1)(9)	870	1,039
	Par Value	Value

Energy—continued
Geopark Ltd. 144A 6.500%, 9/21/24(3)	$ 595	$ 597
KazMunayGas National Co. JSC 144A 4.750%, 4/19/27(3)	1,015	1,064
Kinder Morgan, Inc. 7.750%, 1/15/32	980	1,288
Kosmos Energy Ltd. 144A 7.125%, 4/4/26(3)	500	494
Lukoil International Finance BV
144A 6.125%, 11/9/20(3)(9)	1,100	1,141
144A 4.563%, 4/24/23(3)	400	410
Nabors Industries, Inc. 5.500%, 1/15/23	355	311
Odebrecht Offshore Drilling Finance Ltd. PIK, 144A 7.720%, 12/1/26(3)(10)	1,045	261
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (3)(11)	155	1
Pertamina Persero PT
144A 6.450%, 5/30/44(3)	1,705	1,944
RegS 6.450%, 5/30/44(1)	815	929
Petrobras Global Finance BV
7.375%, 1/17/27	1,050	1,179
5.750%, 2/1/29	1,075	1,084
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(2)(3)	1,820	364
Petroleos Mexicanos
4.625%, 9/21/23	255	254
6.500%, 3/13/27	500	505
5.350%, 2/12/28	550	512
6.500%, 6/2/41	295	267
6.375%, 1/23/45	1,515	1,333
PTTEP Treasury Center Co., Ltd. 144A 4.875% (3)(11)	383	382

See Notes to Financial Statements.

Virtus Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019
($ reported in thousands)
	Par Value	Value

Energy—continued
Sanchez Energy Corp. 144A 7.250%, 2/15/23(3)	$ 135	$ 114
Sinopec Group Overseas Development
2017 Ltd. 144A 3.625%, 4/12/27(3)	800	812
2018 Ltd. 144A 4.250%, 9/12/28(3)	1,000	1,061
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(1)	780	897
Transocean, Inc. 144A 9.000%, 7/15/23(3)	290	298
Transportadora de Gas del Peru SA 144A 4.250%, 4/30/28(3)	1,350	1,380
Vine Oil & Gas LP 144A 8.750%, 4/15/23(3)	430	306
Weatherford International Ltd. 9.875%, 2/15/24	170	83
		24,858

Financials—19.0%
Acrisure LLC
144A 8.125%, 2/15/24(3)	205	211
144A 7.000%, 11/15/25(3)	620	563
Allstate Corp. (The) Series B 5.750%, 8/15/53(8)(12)	1,446	1,482
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	785	805
Ares Finance Co., LLC 144A 4.000%, 10/8/24(3)(8)	830	804
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	755	785
	Par Value	Value

Financials—continued
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 5.125%, 1/18/33(3)	$ 700	$ 653
Banco de Bogota S.A. 144A 6.250%, 5/12/26(3)	560	608
Banco de Credito e Inversiones S.A. 144A 3.500%, 10/12/27(3)	1,335	1,318
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(3)	1,085	1,204
Banco Nacional de Comercio Exterior SNC 144A 4.375%, 10/14/25(3)	510	513
Banco Santander Chile 144A 3.875%, 9/20/22(3)	900	922
Bancolombia S.A. 5.125%, 9/11/22	1,220	1,265
Bank of Montreal 3.803%, 12/15/32	1,064	1,051
Brighthouse Financial, Inc. 3.700%, 6/22/27	765	713
BrightSphere Investment Group plc 4.800%, 7/27/26	675	675
Development Bank of Kazakhstan JSC 144A 8.950%, 5/4/23(3)	105,000 KZT	268
Discover Bank 4.682%, 8/9/28	630	642
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	925	937
E*TRADE Financial Corp. 4.500%, 6/20/28	600	624
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	650	675
FS KKR Capital Corp. 4.750%, 5/15/22	225	226

See Notes to Financial Statements.

Virtus Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019
($ reported in thousands)
	Par Value	Value

Financials—continued
Grupo de Inversiones Suramericana S.A. 144A 5.500%, 4/29/26(3)	$ 755	$ 811
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	731	739
ICAHN Enterprises LP 144A 6.250%, 5/15/26(3)	385	383
Industrial & Commercial Bank of China Ltd. 3.538%, 11/8/27	925	937
ING Groep N.V. 6.000% (11)(12)	615	615
Jefferies Group LLC 4.850%, 1/15/27	180	182
Kazakhstan Temir Zholy National Co. JSC 144A 4.850%, 11/17/27(3)	1,435	1,492
MDC-GMTN B.V. 144A 4.500%, 11/7/28(3)	750	817
Nuveen Finance LLC 144A 4.125%, 11/1/24(3)	985	1,049
Santander Holdings USA, Inc.
4.450%, 12/3/21	134	139
4.400%, 7/13/27	660	671
Springleaf Finance Corp. 7.125%, 3/15/26	290	303
Synchrony Financial 3.950%, 12/1/27	925	895
Synovus Financial Corp. 5.900%, 2/7/29	350	357
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)(8)	640	671
Toronto-Dominion Bank (The) 3.625%, 9/15/31	1,135	1,140
Ukreximbank Via Biz Finance plc 144A 9.625%, 4/27/22(3)	435	438
		28,583

	Par Value	Value

Health Care—3.9%
Advanz Pharma Corp. 8.000%, 9/6/24	$ 103	$ 97
Avantor, Inc.
144A 6.000%, 10/1/24(3)	260	270
144A 9.000%, 10/1/25(3)	295	325
Bausch Health Americas, Inc.
144A 9.250%, 4/1/26(3)	155	168
144A 8.500%, 1/31/27(3)	165	173
Bausch Health Cos., Inc.
144A 6.500%, 3/15/22(3)	55	57
144A 7.000%, 3/15/24(3)	65	68
144A 5.500%, 11/1/25(3)	525	527
144A 7.000%, 1/15/28(3)	355	351
Becton Dickinson & Co. 3.700%, 6/6/27	600	615
Eagle Holding Co. II, LLC
PIK, 144A 7.625%, 5/15/22(3)(13)	300	300
PIK, 144A 7.750%, 5/15/22(3)(13)	295	297
HCA, Inc. 5.875%, 2/1/29	80	85
Mylan NV 3.950%, 6/15/26	545	512
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	445	437
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(3)	70	64
144A 10.000%, 4/15/27(3)	230	233
Takeda Pharmaceutical Co., Ltd. 144A 5.000%, 11/26/28(3)	315	349

See Notes to Financial Statements.

Virtus Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019
($ reported in thousands)
	Par Value	Value

Health Care—continued
Tenet Healthcare Corp.
8.125%, 4/1/22	$ 140	$ 146
7.000%, 8/1/25	200	197
144A 6.250%, 2/1/27(3)	230	235
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/1/26	365	277
		5,783

Industrials—6.2%
Alfa SAB de CV 144A 5.250%, 3/25/24(3)	910	949
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	631	632
Builders FirstSource, Inc. 144A 6.750%, 6/1/27(3)	25	25
Delhi International Airport Ltd. 144A 6.450%, 6/4/29(3)	355	362
Doric Nimrod Air Finance Alpha Pass-Through Trust 2012-1, A 144A 5.125%, 11/30/22(3)	474	489
DP World plc 144A 6.850%, 7/2/37(3)	1,000	1,223
Garda World Security Corp. 144A 8.750%, 5/15/25(3)	420	401
GFL Environmental, Inc. 144A 7.000%, 6/1/26(3)	495	476
Hillman Group, Inc. (The) 144A 6.375%, 7/15/22(3)	340	310
JSL Europe S.A. 144A 7.750%, 7/26/24(3)	675	668
Navistar International Corp. 144A 6.625%, 11/1/25(3)	205	210
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(3)	270	275
	Par Value	Value

Industrials—continued
Norwegian Air Shuttle ASA Pass-Through Trust 2016-1, A 144A 4.875%, 5/10/28(3)	$ 520	$ 501
Oshkosh Corp. 4.600%, 5/15/28	752	776
Topaz Marine S.A. 144A 9.125%, 7/26/22(3)	440	445
Transnet SOC Ltd. 144A 4.000%, 7/26/22(3)	1,000	982
United Airlines Pass-Through Trust 2007-1, A 6.636%, 7/2/22	528	556
		9,280

Information Technology—2.0%
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(3)	70	65
Broadcom Corp. 3.625%, 1/15/24	440	436
Broadcom, Inc. 144A 3.625%, 10/15/24(3)	355	349
Citrix Systems, Inc. 4.500%, 12/1/27	570	581
Dell International LLC 144A 8.100%, 7/15/36(3)	255	306
Exela Intermediate LLC 144A 10.000%, 7/15/23(3)	205	163
Go Daddy Operating Co., LLC 144A 5.250%, 12/1/27(3)	440	443
VMware, Inc. 3.900%, 8/21/27	627	620
		2,963

Materials—8.6%
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)	1,000	1,048

See Notes to Financial Statements.

Virtus Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019
($ reported in thousands)
	Par Value	Value

Materials—continued
Anglo American Capital plc 144A 4.000%, 9/11/27(3)	$ 540	$ 530
ArcelorMittal 4.550%, 3/11/26	400	409
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(3)(12)	635	713
CPG Merger Sub LLC 144A 8.000%, 10/1/21(3)	435	440
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	400	400
Equate Petrochemical BV 144A 4.250%, 11/3/26(3)	790	806
GTL Trade Finance, Inc. 144A 5.893%, 4/29/24(3)	386	413
Hexion, Inc. 6.625%, 4/15/20(2)	360	288
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	1,000	1,023
James Hardie International Finance DAC 144A 5.000%, 1/15/28(3)	515	497
Kraton Polymers LLC 144A 7.000%, 4/15/25(3)	455	455
NOVA Chemicals Corp.
144A 4.875%, 6/1/24(3)	110	103
144A 5.000%, 5/1/25(3)	215	198
OCP SA 144A 5.625%, 4/25/24(3)	1,500	1,602
SABIC Capital II BV 144A 4.500%, 10/10/28(3)	810	854
Severstal OAO Via Steel Capital S.A. 144A 5.900%, 10/17/22(3)(9)	1,100	1,159
Syngenta Finance N.V.
144A 4.441%, 4/24/23(3)	355	366
	Par Value	Value

Materials—continued
144A 4.892%, 4/24/25(3)	$ 250	$ 258
Teck Resources Ltd. 144A 8.500%, 6/1/24(3)	125	134
Trident Merger Sub, Inc. 144A 6.625%, 11/1/25(3)	345	316
United States Steel Corp. 6.250%, 3/15/26	485	399
Vedanta Resources Ltd. 144A 6.125%, 8/9/24(3)	645	562
		12,973

Real Estate—2.0%
EPR Properties
4.750%, 12/15/26	260	273
4.500%, 6/1/27	395	407
Hospitality Properties Trust 4.500%, 3/15/25	745	766
MPT Operating Partnership LP 5.000%, 10/15/27	270	266
Office Properties Income Trust 4.500%, 2/1/25	690	674
Physicians Realty LP 4.300%, 3/15/27	655	663
		3,049

Utilities—1.6%
Ferrellgas Partners LP 8.625%, 6/15/20	125	91
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(3)	950	937
Talen Energy Supply LLC 144A 7.250%, 5/15/27(3)	115	116
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(3)	450	433

See Notes to Financial Statements.

Virtus Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019
($ reported in thousands)
	Par Value	Value

Utilities—continued
Transportadora de Gas Internacional SA ESP 144A 5.550%, 11/1/28(3)	$ 760	$ 830
		2,407

Total Corporate Bonds and Notes (Identified Cost $109,040)		107,062

Leveraged Loans(4)—14.3%
Aerospace—0.2%
Atlantic Aviation FBO, Inc. (1 month LIBOR + 3.750%) 6.190%, 12/6/25	115	116
Dynasty Acquisition Co., Inc.
Tranche B-1 (3 month LIBOR + 4.000%) 6.602%, 4/6/26	156	156
Tranche B-2 (3 month LIBOR + 4.000%) 6.602%, 4/6/26	84	84
		356

Chemicals—0.4%
New Arclin U.S. Holding Corp. First Lien (1 month LIBOR + 3.500%) 5.939%, 2/14/24	143	143
Omnova Solutions, Inc. Tranche B-2 (1 month LIBOR + 3.250%) 5.689%, 8/25/23	446	439
		582

Consumer Durables—0.3%
Global Appliance, Inc. Tranche B (1 month LIBOR + 4.000%) 6.440%, 9/29/24	428	425
	Par Value	Value

Consumer Non-Durables—0.7%
American Greetings Corp. (1 month LIBOR + 4.500%) 6.939%, 4/6/24	$ 481	$ 480
Energizer Holdings, Inc. Tranche B (1 month LIBOR + 2.250%) 4.750%, 12/17/25	115	114
Kronos Acquisition Intermediate, Inc. (1 month LIBOR + 4.000%) 6.428%, 5/15/23	228	215
Parfums Holdings Co., Inc. First Lien (3 month LIBOR + 4.250%) 6.772%, 6/30/24	266	264
		1,073

Energy—0.7%
California Resources Corp. (1 month LIBOR + 10.375%) 12.803%, 12/31/21	360	362
CITGO Petroleum Corp. 2019 Tranche B (3 month LIBOR + 5.000%) 7.600%, 3/28/24	335	335
Traverse Midstream Partners LLC (3 month LIBOR + 4.000%) 6.590%, 9/27/24	408	403
		1,100

Financial—1.6%
Asurion LLC Tranche B-2 (1 month LIBOR + 6.500%) 8.939%, 8/4/25	689	700

See Notes to Financial Statements.

Virtus Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019
($ reported in thousands)
	Par Value	Value

Financial—continued
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 0.000%, 6/15/25(14)	$ 498	$ 492
Ditech Holding Corp. Tranche B (3 month PRIME + 7.000%) 12.500%, 6/30/22(2)	394	216
FinCo I LLC 2018 (1 month LIBOR + 2.000%) 4.439%, 12/27/22	108	108
iStar, Inc. (1 month LIBOR + 2.750%) 5.204%, 6/28/23	609	606
Refinitiv US Holdings, Inc. (1 month LIBOR + 3.750%) 6.189%, 10/1/25	304	296
		2,418

Food / Tobacco—0.4%
Chobani LLC First Lien (1 month LIBOR + 3.500%) 5.939%, 10/10/23	252	247
Milk Specialties Co. (1 month LIBOR + 4.000%) 6.439%, 8/16/23	320	314
		561

Food and Drug—0.2%
Albertson’s LLC 2017-1, Tranche B-5 (3 month LIBOR + 3.000%) 5.609%, 12/21/22	300	299
Gaming / Leisure—1.1%
Everi Payments, Inc. Tranche B (1 month LIBOR + 3.000%) 5.439%, 5/9/24	179	179
	Par Value	Value

Gaming / Leisure—continued
Gateway Casinos & Entertainment Ltd. (3 month LIBOR + 3.000%) 5.601%, 12/1/23	$ 149	$ 149
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 5.190%, 4/29/24	288	282
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 5.223%, 8/14/24	228	224
Seminole Tribe of Florida 2018, Tranche B (1 month LIBOR + 1.750%) 4.189%, 7/8/24	334	334
Stars Group Holdings B.V. (3 month LIBOR + 3.500%) 6.101%, 7/10/25	81	80
UFC Holdings LLC 2019, First Lien (1 month LIBOR + 3.250%) 5.690%, 4/29/26	389	388
		1,636

Healthcare—1.6%
21st Century Oncology, Inc. Tranche B (3 month LIBOR + 6.125%) 8.735%, 1/16/23	159	139
AHP Health Partners, Inc. (1 month LIBOR + 4.500%) 6.939%, 6/30/25	342	342
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 5.217%, 11/27/25	171	170

See Notes to Financial Statements.

Virtus Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019
($ reported in thousands)
	Par Value	Value

Healthcare—continued
(1 month LIBOR + 3.000%) 5.467%, 6/2/25	$ 65	$ 64
CHG Healthcare Services, Inc. 2017, First Lien (1 month LIBOR + 3.000%) 5.439%, 6/7/23	430	428
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 6.189%, 10/10/25	265	241
Regionalcare Hospital Partners Holdings, Inc. Tranche B (1 month LIBOR + 4.500%) 6.930%, 11/16/25	449	447
U.S. Renal Care, Inc. First Lien (3 month LIBOR + 4.250%) 6.851%, 12/30/22	278	278
Wellpath Holdings, Inc. First Lien (1 month LIBOR + 5.500%) 7.939%, 10/1/25	324	316
		2,425

Housing—0.5%
American Builders & Contractors Supply Co., Inc. Tranche B-2 (1 month LIBOR + 2.000%) 4.439%, 10/31/23	574	564
Capital Automotive LP Tranche B (1 month LIBOR + 6.000%) 8.440%, 3/24/25	252	253
		817

Information Technology—1.5%
Applied Systems, Inc. Second Lien (1 month LIBOR + 7.000%) 9.439%, 9/19/25	222	223
	Par Value	Value

Information Technology—continued
Dell International LLC Tranche B (1 month LIBOR + 2.000%) 4.440%, 9/7/23	$ 173	$ 172
Kronos, Inc.
First Lien (3 month LIBOR + 3.000%) 5.579%, 11/1/23	477	475
Second Lien (3 month LIBOR + 8.250%) 10.829%, 11/1/24	166	171
Presidio Holdings, Inc. Tranche B (3 month LIBOR + 2.750%) 5.340%, 2/2/24	441	438
SS&C Technologies Holdings, Inc.
Tranche B-3 (1 month LIBOR + 2.250%) 4.689%, 4/16/25	155	154
Tranche B-4 (1 month LIBOR + 2.250%) 4.689%, 4/16/25	109	108
Tranche B-5 (1 month LIBOR + 2.250%) 4.689%, 4/16/25	89	89
Vertafore, Inc. First Lien (3 month LIBOR + 3.250%) 0.000%, 7/2/25(14)	475	457
		2,287

Manufacturing—0.3%
CPI Acquisition, Inc. First Lien (3 month LIBOR + 4.500%) 7.349%, 8/17/22	635	499
Media / Telecom - Broadcasting—0.1%
iHeartCommunications, Inc. (3 month LIBOR + 4.000%) 6.579%, 5/1/26	67	67

See Notes to Financial Statements.

Virtus Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019
($ reported in thousands)
	Par Value	Value

Media / Telecom - Telecommunications—0.7%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 5.189%, 1/31/25	$ 355	$ 344
Securus Technologies Holdings, Inc.
First Lien (1 month LIBOR + 4.500%) 0.000%, 11/1/24(14)	88	84
Second Lien (1 month LIBOR + 8.250%) 10.689%, 11/1/25	295	282
West Corp. Tranche B (1 month LIBOR + 4.000%) 6.522%, 10/10/24	423	394
		1,104

Media / Telecom - Wireless Communications—0.3%
Commscope, Inc. (1 month LIBOR + 3.250%) 5.689%, 4/6/26	435	433
Metals / Minerals—0.1%
Covia Holdings Corp. (3 month LIBOR + 3.750%) 6.598%, 6/1/25	154	131
Retail—0.3%
Neiman Marcus Group Ltd. LLC (1 month LIBOR + 3.250%) 5.717%, 10/25/20	463	416
Service—1.6%
Dun & Bradstreet Corp. (The) (1 month LIBOR + 5.000%) 7.430%, 2/6/26	290	289
Hoya Midco LLC First Lien (1 month LIBOR + 3.500%) 5.939%, 6/30/24	520	511
	Par Value	Value

Service—continued
PI UK Holdco II Ltd. Tranche B-1 (1 month LIBOR + 3.250%) 5.689%, 1/3/25	$ 503	$ 496
Red Ventures LLC Tranche B-1 (1 month LIBOR + 3.000%) 5.439%, 11/8/24	639	637
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 5.689%, 12/31/25	35	34
TKC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 6.190%, 2/1/23	373	370
		2,337

Transportation - Automotive—0.5%
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 5.960%, 11/6/24	484	483
Panther BF Aggregator 2 LP First Lien (1 month LIBOR + 3.500%) 5.929%, 4/30/26	295	293
		776

Utility—1.2%
APLP Holdings LP (1 month LIBOR + 2.750%) 5.189%, 4/13/23	395	394
Brookfield WEC Holdings, Inc.
First Lien (1 month LIBOR + 3.500%) 5.939%, 8/1/25	409	408
Second Lien (1 month LIBOR + 6.750%) 9.189%, 8/3/26	235	236

See Notes to Financial Statements.

Virtus Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019
($ reported in thousands)
	Par Value	Value

Utility—continued
Calpine Corp. 2019 (3 month LIBOR + 2.750%) 5.340%, 4/5/26	$ 420	$ 418
Talen Energy Supply LLC (1 month LIBOR + 4.000%) 6.439%, 4/15/24	321	321
		1,777

Total Leveraged Loans (Identified Cost $22,008)		21,519

	Shares
Preferred Stocks—2.8%
Financials—2.3%
Huntington Bancshares, Inc. Series E, 5.700%	253 (15)	251
KeyCorp Series D, 5.000%(16)	985 (15)	984
M&T Bank Corp. Series F, 5.125%(16)	512 (15)	526
MetLife, Inc. Series D, 5.875%	313 (15)	325
Zions Bancorp, 6.950%	47,150	1,349
		3,435

Industrials—0.5%
General Electric Co. Series D, 5.000%(8)	788 (15)	733
Total Preferred Stocks (Identified Cost $4,006)		4,168

Common Stocks—0.1%
Communication Services—0.0%
Clear Channel Outdoor Holdings, Inc.(17)	6,403	32
Energy—0.1%
Frontera Energy Corp.	7,526	75
	Shares	Value

Energy—continued
Hercules Offshore, Inc.(6)	10,017	$ 8
Sabine Oil & Gas Holdings, Inc.(5)(17)	465	13
		96

Total Common Stocks (Identified Cost $790)		128

Warrants—0.0%
Communication Services—0.0%
iHeartmedia, Inc.(5)(17)	2,723	41
Energy—0.0%
Sabine Oil & Gas Holdings, Inc.(5)(17)	304	1
Sabine Oil & Gas LLC(5)(17)	1,451	5
		6

Total Warrants (Identified Cost $59)		47

Total Long-Term Investments—137.3% (Identified Cost $210,718)		206,140 (18)

Short-Term Investments—0.6%
Purchased Options—0.1%
(See open purchased options schedule)
Total Purchased Options (Premiums paid $70)		85

See Notes to Financial Statements.

Virtus Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019
($ reported in thousands)
	Shares	Value

Money Market Mutual Fund—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.276%) Class I(19)	773,863	$ 774(18)
Total Money Market Mutual Fund (Identified Cost $774)		774

Total Short-Term Investments (Identified Cost $844)		859

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—137.9% (Identified Cost $211,562)		$206,999

Written Options—(0.2)%
(See open written options schedule)
Total Written Options (Premiums received $166)		(306)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—137.7% (Identified Cost $211,396)		$206,693
Other assets and liabilities, net—(37.7)%		(56,571)
NET ASSETS—100.0%		$150,122

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security

Footnote Legend:
(1)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(2)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, these securities amounted to a value of $121,060 or 80.6% of net assets.
(4)	Variable rate security. Rate disclosed is as of May 31, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(7)	Amount is less than $500.
(8)	All or a portion of the security is segregated as collateral for written options.
(9)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(10)	13% of the income received was in cash and 87% was in PIK.
(11)	No contractual maturity date.
(12)	Interest payments may be deferred.
(13)	100% of the income received was in cash.

For information regarding the abbreviations, see the Key Investment Terms starting on page 8.
See Notes to Financial Statements.

Virtus Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019
($ reported in thousands)
(14)	This loan will settle after May 31, 2019, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(15)	Value shown as par value.
(16)	Interest may be forfeited.
(17)	Non-income producing.
(18)	All or a portion of the portfolio segregated as collateral for borrowings.
(19)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Foreign Currencies:
IDR	Indonesian Rupiah
KZT	Kazakhstani Tenge
MXN	Mexican Peso

See Notes to Financial Statements.

Virtus Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019
($ reported in thousands)
Open Purchased Options Contracts as of May 31, 2019 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
S&P 500® Index	57	$17,271	$3,030	6/3/19	$ —
S&P 500® Index	57	17,271	3,030	6/5/19	—
S&P 500® Index	57	17,214	3,020	6/7/19	—
S&P 500® Index	57	17,100	3,000	6/10/19	—
S&P 500® Index	46	13,800	3,000	6/12/19	—
S&P 500® Index	57	16,872	2,960	6/14/19	— (2)
					— (2)
Put Options
S&P 500® Index	57	15,048	2,640	6/3/19	2
S&P 500® Index	57	15,276	2,680	6/5/19	23
S&P 500® Index	57	14,991	2,630	6/7/19	14
S&P 500® Index	57	15,020	2,635	6/10/19	23
S&P 500® Index	46	11,776	2,560	6/12/19	9
S&P 500® Index	57	14,535	2,550	6/14/19	14
					85
Total Purchased Options					$ 85

Open Written Options Contracts as of May 31, 2019 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
S&P 500® Index	57	$16,929	$2,970	6/3/19	$ —
S&P 500® Index	57	16,929	2,970	6/5/19	— (2)
S&P 500® Index	57	16,872	2,960	6/7/19	— (2)
S&P 500® Index	57	16,758	2,940	6/10/19	(1)
S&P 500® Index	46	13,455	2,925	6/12/19	(1)
S&P 500® Index	57	16,530	2,900	6/14/19	(3)
					(5)
Put Options
S&P 500® Index	57	15,390	2,700	6/3/19	(10)
S&P 500® Index	57	15,618	2,740	6/5/19	(105)
S&P 500® Index	57	15,333	2,690	6/7/19	(54)
S&P 500® Index	57	15,362	2,695	6/10/19	(70)
S&P 500® Index	46	12,121	2,635	6/12/19	(28)
S&P 500® Index	57	14,877	2,610	6/14/19	(34)
					(301)
Total Written Options					$ (306)

Footnote Legend:
(1)	Strike price not reported in thousands.
(2)	Amount is less than $500.
See Notes to Financial Statements.

Virtus Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2019
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of May 31, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at May 31, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 16,290	$ —	$ 16,290	$ —
Corporate Bonds and Notes	107,062	—	107,061	1
Foreign Government Securities	26,409	—	26,409	—
Leveraged Loans	21,519	—	21,519	—
Mortgage-Backed Securities	27,215	—	27,010	205
Municipal Bonds	1,672	—	1,672	—
U.S. Government Security	1,630	—	1,630	—
Equity Securities:
Preferred Stocks	4,168	1,349	2,819	—
Common Stocks	128	107	—	21
Warrants	47	—	—	47
Money Market Mutual Fund	774	774	—	—
Purchased Options	85	71	14	—
Total Investments, before Written Options	206,999	2,301	204,424	274
Liabilities:
Written Options	(306)	(268)	(38)	—
Total Investments, Net of Written Options	$206,693	$2,033	$204,386	$274
There were no transfers into or out of Level 3 related to securities held at May 31, 2019.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended May 31, 2019.
See Notes to Financial Statements.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2019
(Reported in thousands except shares and per share amounts)
Assets
Investment in securities at value (Identified cost $211,562)	$ 206,999
Foreign currency at value (Identified cost $—)(1)	— (1)
Cash	229
Receivables
Investment securities sold	879
Dividends and interest	1,991
Prepaid Trustees’ retainer	15
Prepaid expenses	22
Total assets	210,135
Liabilities
Borrowings (Note 8)	57,000
Written options at value (Premiums received $166) (Note 3)	306
Payables
Investment securities purchased	2,410
Investment advisory fees	167
Professional fees	37
Administration and accounting fees	20
Interest on borrowings (Note 8)	20
Other accrued expenses	53
Total liabilities	60,013
Net Assets	$150,122
Net Assets Consist of:
Capital paid on shares of beneficial interest (no par value, unlimited authorization)	$ 182,423
Total distributable earnings (loss)	(32,301)
Net Assets	$150,122
Net Asset Value Per Share
(Net assets/shares outstanding) Shares outstanding 11,304,232	$ 13.28

(1)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
STATEMENT OF OPERATIONS (Unaudited)
SIX MONTHS ENDED May 31, 2019
($ reported in thousands)
Investment Income
Interest	$ 5,830
Dividends	72
Foreign taxes withheld	(3)
Total investment income	5,899
Expenses
Investment advisory fees	979
Administration and accounting fees	125
Trustees’ fees and expenses	108
Professional fees	71
Printing fees and expenses	59
Transfer agent fees and expenses	6
Custodian fees	2
Miscellaneous expenses	29
Total expenses before interest expense	1,379
Interest expense on borrowings (Note 8)	1,004
Total expenses after interest expense	2,383
Net investment income (loss)	3,516
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(2,699)
Foreign currency transactions	(428)
Written options	(2,082)
Net change in unrealized appreciation (depreciation) on:
Investments	10,084
Foreign currency transactions	1
Written options	(59)
Net realized and unrealized gain (loss) on investments	4,817
Net increase (decrease) in net assets resulting from operations	$ 8,333
See Notes to Financial Statements.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Six Months Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018
INCREASE (DECREASE) IN NET ASSETS From Operations
Net investment income (loss)	$ 3,516	$ 8,170
Net realized gain (loss)	(5,209)	(19,545)
Net change in unrealized appreciation (depreciation)	10,026	(12,039)
Increase (decrease) in net assets resulting from operations	8,333	(23,414)
From Dividends and Distributions to Shareholders
Net investment income and net realized gains	(8,546) (1)	(6,676)
Return of capital	—	(12,437)
Dividends and Distributions to Shareholders	(8,546)	(19,113)
From Capital Share Transactions
Reinvestment of distributions resulting in the issuance of common stock (0 and 24,270 shares, respectively)	—	379
Increase (decrease) in net assets from capital transactions	—	379
Net increase (decrease) in net assets	(213)	(42,148)
Net Assets
Beginning of period	150,335	192,483
End of period	$150,122	$150,335

(1)	Please note that the tax status of our distributions is determined at the end of the tax year. However, based on interim data as of May 31, 2019, we estimate that 41.6% will represent net investment income and 58.4% will represent return of capital. Also refer to inside front cover for information on the Managed Distribution Plan. See Notes to Financial Statements.
See Notes to Financial Statements.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
STATEMENT OF CASH FLOWS (Unaudited)
FOR THE SIX MONTHS ENDED May 31, 2019
($ reported in thousands)
Increase (Decrease) in cash
Cash Flows Provided by (Used for) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$ 8,333
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used by) operating activities:
Proceeds from sales and paydowns of long-term investments	74,700
(Increase) Decrease in investment securities sold receivable	(305)
Purchases of long-term investments	(65,094)
Increase (Decrease) in investment securities purchased payable	268
Net (purchases) or sales of short-term investments	110
Net (purchases) or sales in purchased options	(730)
Net purchases or (sales) in written options	(2,568)
Net change in unrealized (appreciation)/depreciation on investments	(10,025)
Net realized (gains)/loss on investments	4,781
Amortization of premium and accretion of discounts on investments	303
Non-cash adjustments from corporate events	(34)
(Increase) Decrease in dividends and interest receivable	258
(Increase) Decrease in prepaid expenses	(20)
(Increase) Decrease in prepaid Trustees’ retainer	1
Increase (Decrease) in interest payable on borrowings	2
Increase (Decrease) in affiliated expenses payable	2
Increase (Decrease) in non-affiliated expenses payable	(10)
Cash provided by (used for) operating activities	9,972
Cash provided (used for) financing activites:
Cash payments to reduce borrowings	(2,000)
Cash distributions paid to shareholders	(8,546)
Cash provided (used for) financing activites:	(10,546)
Net increase (decrease) in cash	(574)
Cash:
Cash and foreign currency at beginning of period	803
Cash and foreign currency at end of period	$ 229
Supplemental cash flow information:
Cash paid during the period for interest expense on borrowings	$ 1,002
See Notes to Financial Statements.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Six Months Ended May 31, 2019 (Unaudited)	Year Ended November 30,			Period Ended November 30, 2015(1)
			2018	2017		2016
PER SHARE DATA:
Net asset value, beginning of period	$ 13.30	$ 17.06	$ 16.63	$ 16.79	$ 18.14
Income (loss) from investment operations:
Net investment income (loss)(2)	0.31	0.72	0.89	0.93	0.91
Net realized and unrealized gain (loss)	0.43	(2.79)	1.41	0.78	(0.37)
Total from investment operations	0.74	(2.07)	2.30	1.71	0.54
Dividends and Distributions to Shareholders:
Net investment income	(0.76)	(0.59)	(0.78)	(0.89)	(0.70)
Net realized gains	—	—	(0.78)	—	(0.66)
Return of capital	—	(1.10)	(0.31)	(0.98)	(0.53)
Total dividends and distributions to shareholders	(0.76)	(1.69)	(1.87)	(1.87)	(1.89)
Payments from affiliates	—	—	—	—	— (3)
Net asset value, end of period	$ 13.28	$ 13.30	$ 17.06	$ 16.63	$ 16.79
Market value, end of period	$ 12.32	$ 11.75	$ 18.19	$ 14.96	$ 14.26
Total return, net asset value(4)	6.38% (5)	(12.24)%	14.73%	12.45%	4.34% (5)
Total return, market value(4)	11.71% (5)	(27.29)%	35.99%	19.11%	1.47% (5)
RATIOS/SUPPLEMENTAL DATA:
Ratio of total expenses after interest expense to average net assets(6)	3.20% (7)	2.96%	2.42%	2.24%	2.08% (7)
Ratio of net investment income (loss) to average net assets	4.72% (7)	4.86%	5.21%	5.65%	5.62% (7)
Portfolio turnover rate	32% (5)	58%	57%	60%	50% (5)
Net assets, end of period (000’s)	$150,122	$150,335	$192,483	$187,175	$188,993
Borrowings, end of period (000’s)	$ 57,000	$ 59,000	$ 69,000	$ 69,000	$ 68,000
Asset coverage, per $1,000 principal amount of borrowings(8)	$ 3,634	$ 3,548	$ 3,790	$ 3,713	$ 3,779

(1)	During the period the Fund changed its fiscal year end from December 31 to November 30.
(2)	Calculated using average shares outstanding.
(3)	Amount is less than $0.005.
(4)	Total return on market value is calculated assuming a purchase of common shares on the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan. Total return on market value is not annualized for periods of less than one year. Brokerage commissions that a shareholder may pay are not reflected. Total return on market value does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the sale of fund shares. Total return on net asset value uses the same methodology, but with use of net asset value for the beginning, ending and reinvestment values.
(5)	Not annualized.

See Notes to Financial Statements.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Year Ended December 31,
	2014	2013
PER SHARE DATA:
Net asset value, beginning of period	$ 19.03	$ 20.32
Income (loss) from investment operations:
Net investment income (loss)(2)	1.23	1.34
Net realized and unrealized gain (loss)	(0.50)	(1.10)
Total from investment operations	0.73	0.24
Dividends and Distributions to Shareholders:
Net investment income	(1.16)	(1.29)
Net realized gains	(0.46)	(0.24)
Total dividends and distributions to shareholders	(1.62)	(1.53)
Net asset value, end of period	$ 18.14	$ 19.03
Market value, end of period	$ 15.85	$ 16.92
Total return, net asset value(4)	4.81%	1.89%
Total return, market value(4)	2.94%	(2.55)%
RATIOS/SUPPLEMENTAL DATA:
Ratio of total expenses after interest expense to average net assets(6)	2.13%	2.16%
Ratio of net investment income (loss) to average net assets	6.37%	6.87%
Portfolio turnover rate	45%	48%
Net assets, end of period (000’s)	$204,224	$214,197
Borrowings, end of period (000’s)	$ 80,000	$ 93,000
Asset coverage, per $1,000 principal amount of borrowings(8)	$ 3,553	$ 3,303

(6)	Ratio of total expenses, before interest expense on the line of credit, was 1.85% for the six months ended May, 31, 2019; 1.83%, 1.75% and 1.76% for the years ended November 30, 2018, 2017 and 2016, respectively; 1.71% for the fiscal period ended November 30, 2015; 1.74% and 1.73% for the years ended December 31, 2014 and 2013, respectively.
(7)	Annualized.
(8)	Represents value of net assets plus the borrowings at the end of the period divided by the borrowings at the end of the period multiplied by $1,000.
See Notes to Financial Statements.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2019
Note 1. Organization
Virtus Global Multi-Sector Income Fund (the ”Fund”) is a closed-end, diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund was formed as a statutory trust under the laws of the State of Delaware on August 23, 2011. The Fund commenced operations on February 23, 2012. The Fund’s investment objective is to maximize current income while preserving capital.
Note 2. Significant Accounting Policies
The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification (“ASC”) Topic 946 applicable to Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.
A.	Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into and out of Level 3 at the end of the reporting period.
•     Level 1 –  quoted prices in active markets for identical securities (security types generally include listed equities).
•     Level 2 –  prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•     Level 3 –  prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2019
in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.
Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
C.	Income Taxes
The Fund is treated as a separate taxable entity. It is the Fund’s intention to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2019
substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of May 31, 2019, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2015 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.
The Fund has a Managed Distribution Plan which currently provides for the Fund to make a monthly distribution of $0.126 per share. Distributions may represent earnings from net investment income, realized capital gains, or, if necessary, return of capital. Shareholders should not draw any conclusions about the Fund’s investment performance from the terms of the Fund’s Managed Distribution Plan.
E.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
F.	When-issued Purchases and Forward Commitments (Delayed Delivery)
The Fund may engage in when-issued or forward commitment transactions. Securities transactions on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by the Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records when-issued and forward commitment securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2019
G.	Leveraged Loans
The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
H.	Expenses
Expenses incurred together by the Fund and other affiliated open- and closed-end funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the Fund’s pro-rata expenses of any underlying mutual funds in which the Fund invests.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why the Fund uses derivatives, how derivatives are

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2019
accounted for, and how derivative instruments affect the Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies of each specific type of derivative instrument used by the Fund.
A.	Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Fund pursues an option income strategy whereby it purchases and sells out-of-the-money puts and calls, creating an options spread designed to generate a consistent level of option cash flow which should result in additional yield. The Fund is subject to equity price risk in the normal course of pursuing its investment objective.
When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedule of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statement of Assets and Liabilities. Written options are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) on written options” in the Statement of Operations.
If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) from investments” in the Statement of Operations. Gain or loss from written options is presented separately as “Net realized gain (loss) from written options” in the Statement of Operations.
The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are normally subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. However, the Fund may limit its risk of loss when writing an option by purchasing an option similar to the one that is sold, except for the fact it is further “out of the money.”
The Fund invested in derivative instruments during the period in the form of writing put/ call options and buying put/call options on the S&P 500® Index. The primary risk associated with these derivative instruments is equity risk.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2019
The following is a summary of the Fund’s options contracts as presented in the Statement of Assets and Liabilities as of May 31, 2019:

Assets: Purchased options at value	$ 85(1)
Liabilities: Written options at value	(306)
Net asset (liability) balance	$(221)
The following is a summary of the Fund’s options contracts as presented in the Statement of Operations as of May 31, 2019:
Net realized gain (loss) from purchased options	$(956)(2)
Net realized gain (loss) from written options	(2,082)
Net change in unrealized appreciation (depreciation) on purchased options	174 (3)
Net change in unrealized appreciation (depreciation) on written options	(59)
Total realized and unrealized gain (loss) on purchased and written options	$(2,923)
(1)	Amount included in Investment in securities at value.
(2)	Amount included in Net realized gain (loss) from investments.
(3)	Amount included in Net change in unrealized appreciation (depreciation) on investments.
For the period ended May 31, 2019, the average daily premiums paid by the Fund for purchased options were $127 and the average daily premiums received for written options by the Fund were $241.
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Fund. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.
As compensation for its services to the Fund, the Adviser receives a fee at an annual rate of 0.95% of the Fund’s average daily Managed Assets, which is calculated daily and paid monthly. “Managed Assets” is defined as the value of the total assets of the Fund minus the sum of all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings or other indebtedness, entered into for the purpose of leverage).
B.	Subadvisers
Newfleet Asset Management, LLC (“Newfleet”), an indirect wholly-owned subsidiary of Virtus, is the subadviser of the fixed income portion of the Fund’s portfolio and Rampart Investment Management Company, LLC (“Rampart”), an indirect wholly-owned subsidiary of Virtus, is the subadviser of the Fund’s options overlay strategy. These two subadvisers are, in the aggregate, responsible for the day-to-day portfolio management of the Fund for which they are each paid a fee by the Adviser.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2019
C.	Administration Services
Virtus Fund Services, LLC (“VFS”), an indirect wholly-owned subsidiary of Virtus, serves as administrator to the Fund. For the services provided by the administrator under the Administration Agreement, the Fund pays the administrator an asset-based fee calculated on the Fund’s average daily Managed Assets. This fee is calculated daily and paid monthly.
For the period ended May 31, 2019, the Fund incurred administration fees totaling $104 which are included in the Statement of Operations within the line item “Administration and accounting fees.”
D.	Trustees’ Fees
For the period ended May 31, 2019, the Fund incurred Trustees’ fees totaling $94, which are included in the Statement of Operations within the line item “Trustees’ fees and expenses.”
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities, and short term investments) during the period ended May 31, 2019, were as follows:
Purchases	Sales
$58,679	$60,798
Purchases and sales of long-term U.S. Government and agency securities during the period ended May 31, 2019, were as follows:
Purchases	Sales
$6,415	$13,902
Note 6. Federal Income Tax Information
($ reported in thousands)
At May 31, 2019, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Investments (including purchased options)	$211,562	$4,303	$(8,866)	$(4,563)
Written options	(306)	—	—	—

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2019
For the fiscal period ended November 30, 2018, the Fund had capital loss carryovers available to offset future realized gains as follows:
No Expiration
Short-Term	Long-Term	Total
$7,007	$10,199	$17,206
Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses.
Note 7. Credit and Sector Risk
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.
The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objective. Fluctuations in these sectors may have a greater impact on the Fund, positive or negative, than if the Fund did not invest in such sectors.
The Fund borrows through its line of credit for the purpose of leveraging its portfolio. While leverage presents opportunities for increasing the Fund’s total return, it also has the effect of potentially increasing losses. Accordingly, any event which adversely affects the value of an investment held by the Fund would be magnified to the extent the Fund is leveraged.
Note 8. Borrowings
($ reported in thousands)
On March 18, 2019, the Fund amended its Credit Agreement (the “Agreement”), with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank, up to a limit of $90,000, which may be increased to $110,000 under certain circumstances (“Commitment Amount”). Borrowings under the Agreement are collateralized by investments of the Fund. The Agreement results in the Fund being subject to certain covenants including asset coverage and portfolio composition (among others). If the Fund fails to meet or maintain certain covenants as required under the Agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Agreement, necessitating the sale of securities at potentially inopportune times. Interest is charged at LIBOR plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance, if less than 75% of the Commitment Amount is outstanding as a loan to the Fund. Total commitment fees accrued for the period ended May 31, 2019 were $41 and are included in the “Interest expense on borrowings” line of the Statement of Operations. The Agreement has a term that extends until the 179th day after the date that the

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2019
lender delivers a “notice of termination” to the Fund. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default.
For the period ended May 31, 2019, the average daily borrowings under the Agreement and the weighted daily average interest rate were $57,275 and 3.323%, respectively. At May 31, 2019, the amount of such outstanding borrowings was as follows:
Outstanding Borrowings	Interest Rate
$57,000	3.289%
Note 9.  Indemnifications
Under the Fund’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss to be remote.
Note 10. Capital Transactions
At May 31, 2019, the Fund had one class of common stock, no par value shares, of which unlimited shares are authorized and 11,304,232 shares are outstanding.
Registered shareholders may elect to have all distributions paid by check mailed directly to the shareholder by Computershare as dividend paying agent. Pursuant to the Automatic Reinvestment and Cash Purchase Plan (the “Plan”), shareholders not making such election will have all such amounts automatically reinvested by Computershare, as the Plan agent, in whole or fractional shares of the Fund, as the case may be. During the periods ended May 31, 2019 and November 30, 2018, there were 0 shares and 24,270 shares issued pursuant to the Plan, respectively.
On June 20, 2019, the Fund paid a distribution of $0.126 to shareholders of record on June 13, 2019. The distribution had an ex-dividend date of June 12, 2019.
On July 18, 2019, the Fund paid a distribution of $ 0.126 to shareholders of record on July 11, 2019. The distribution had an ex-dividend date of July 10, 2019.
Note 11. Regulatory Matters and Litigation
From time to time, the Adviser, Newfleet, Rampart and/or their respective affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2019
Note 12. Recent Accounting Pronouncements
In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. This ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. This ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.
In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. This ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.
Note 13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that the following subsequent event requires recognition or disclosure in these financial statements.
On July 3, 2019, the Board of Trustees of the Fund announced via press release that the Fund will hold a joint special meeting of shareholders on November 1, 2019. Shareholders will be asked to elect the following new trustees: Geraldine M. McNamara as a Class I trustee, Donald C. Burke, John R. Mallin, and Sidney E. Harris as Class II trustees, and Connie D. McDaniel as a Class III trustee. Also, Thomas J. Brown, Hassell H. McClellan and Richard E. Segerson were appointed, effective as of January 1, 2020, as Advisory Board Members to serve as the members the Fund’s Advisory Board. Messrs. Brown and McClellan were appointed to terms that expire on January 1, 2021, and Mr. Segerson was appointed to a term that expires in January 1, 2022. Advisory Board Members are not voting members of any of the Funds’ Boards of Trustees and they provide advice to the Boards, as requested. Each of these nominees and advisory trustees currently serve on the board of the Virtus open-end funds. If the nominated trustees are elected, the Fund’s total annual operating expense ratio and individual share of trustees’ expenses are expected to decrease as a result of trustee expenses being shared with other Virtus funds that the trustees will also oversee.

CERTIFICATION
The Fund’s Chief Executive Officer (“CEO”) will file the required annual CEO certification regarding compliance with the NYSE’s listing standards no more than 30 days after the Fund’s annual shareholder meeting. The Fund has included the certifications of the Fund’s CEO and Principal Financial Officer required by Section 302 of the Sarbanes-Oxley Act in the Fund’s Form N-CSR filed with the SEC for the period of this report.
KEY INFORMATION
Shareholder Relations: 1-866-270-7788
For general information and literature, as well as updates on net asset value, share price, major industry groups and other key information.
REINVESTMENT PLAN
The Automatic Reinvestment and Cash Purchase Plan (the “Plan”) offers shareholders a convenient way to acquire additional shares of the Fund. Registered holders will be automatically placed in the Plan. If shares are held at a brokerage firm, contact your broker about participation in the Plan.
REPURCHASE OF SECURITIES
Notice is hereby given in accordance with Section 23(c) of the 1940 Act that the Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount from their net asset value.
PROXY VOTING INFORMATION (FORM N-PX)
The Adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund’s Board. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-866-270-7788. This information is also available through the SEC’s website at https://www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
For periods prior to the quarter ending August 31, 2019, the Fund has filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at https://www.sec.gov.
Effective August 31, 2019, the Fund will file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Form N-PORT will be available on the SEC’s website at https://www.sec.gov.

Report on Annual Meeting of Shareholders
The Annual Meeting of Shareholders of Virtus Global Multi-Sector Income Fund was held on May 21, 2019. The meeting was held for purposes of electing three (3) nominees to the Board of Trustees.
The results were as follows:
Election of Trustees	Votes For	Votes Withheld
James B. Rogers, Jr.	7,109,410	2,917,472
R. Keith Walton	9,652,854	374,028
Brian T. Zino	9,579,641	447,241
Based on the foregoing, James B. Rogers, Jr., R. Keith Walton and Brian T. Zino were re-elected to the Board of Trustees. The Fund’s other Trustees who continue in office are George R. Aylward, Philip R. McLoughlin, William R. Moyer and James M. Oates.

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VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
101 Munson Street
Greenfield, MA 01301-9668
Board of Trustees
George R. Aylward
Philip R. McLoughlin, Chairman
William R. Moyer
James M. Oates
James B. Rogers, Jr.
R. Keith Walton
Brian T. Zino
William H. Wright II, Advisory Member
Officers
George R. Aylward, President and Chief Executive Officer
Francis G. Waltman, Executive Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Peter Batchelar, Senior Vice President
William Renahan, Vice President, Chief Legal Officer, and Secretary
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Administrator
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
Transfer Agent
Computershare Trust Company NA
P.O. Box 43078
Providence, RI 02940-3078
Fund Counsel
Sullivan & Worcester LLP
1666 K Street, NW
7th Floor
Washington, DC 20006
How to Contact Us
Shareholder Services	1-866-270-7788
Website	www.Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-866-270-7788.

Virtus Global Multi-Sector Income Fund
c/o Computershare Investor Services
P.O. Box 43078
Providence, RI 02940
For more information about
Virtus Closed-End Funds, please
contact us at 1-866-270-7788
or closedendfunds@virtus.com
or visit Virtus.com.
8527	07-19

Item 2.	Code of Ethics.

Response not required for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Response not required for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Response not required for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Response not required for semi-annual report.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Response not required for semi-annual report.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Response not required for semi-annual report.

(b)

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees that were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(c)

Copies of the Registrant’s notices to shareholders pursuant to Rule 19a-1 under the 1940 Act which accompanied distributions paid for the period ended May 31, 2019 pursuant to the Registrant’s Managed Distribution Plan are filed herewith as required by the terms of the Registrant’s exemptive order issued on August 26, 2008.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Global Multi-Sector Income Fund

By (Signature and Title)* /s/ George R. Aylward

George R. Aylward, President
(principal executive officer)

Date 8/5/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward

George R. Aylward, President
(principal executive officer)

Date 8/5/19

By (Signature and Title)* /s/ W. Patrick Bradley

W. Patrick Bradley, Executive Vice President,
Chief Financial Officer, and Treasurer
(principal financial officer)

Date 8/5/19

* Print the name and title of each signing officer under his or her signature.